PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Components of Prepayments and Other Current Assets
	2013	2014
Prepayment for rental expenses	28,353	47,639
Prepayment for utility and telecom expenses	37,150	33,782
Proceeds receivable from disposal of leased-and-operated hotels	20,669	23,679
Deposits to vendors	17,357	18,039
Employee advances	12,622	12,308
Prepayment for advertisement, consultation and insurance	7,156	4,662
Amounts receivable from agents for exercised options on behalf of employees	19,493	750
Other current assets	38,432	30,844
Total	181,232	171,703